Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued operations [Abstract]
Balance Sheet Disclosures by Disposal Groups, Including Discontinued Operations [Table Text Block]
Assets and Liabilities in the Consolidated Balance Sheets Attributable to Discontinued Operations
As of December 31, 2015 the following table presents domestic assets classified as held for sale and liabilities associated with assets held for sale related to our Piceance Basin operations.

December 31, 2015	Total

Assets classified as held for sale
Current assets:
Accounts receivable (including an affiliate receivable)	$55
Derivative assets	68
Inventories	13
Other	2
Total current assets	138
Properties and equipment, net(a)	880
Derivative assets	14
Total assets classified as held for sale—discontinued operations	$1,032
Total assets classified as held for sale—continuing operations (Note 5)	40
Total assets classified as held for sale on the Consolidated Balance Sheets	$1,072

Liabilities associated with assets held for sale
Current liabilities:
Accounts payable	$93
Accrued and other current liabilities	47
Total current liabilities	140
Asset retirement obligations	133
Total liabilities associated with assets held for sale on the Consolidated Balance Sheets	$273
__________
(a) Includes $2,308 million impairment in Piceance Basin of the net assets.

As of December 31, 2014 the following table presents domestic assets classified as held for sale and liabilities associated with assets held for sale related to our Piceance Basin, Powder River Basin and Appalachian Basin operations, and the international assets classified as held for sale and liabilities associated with assets held for sale related to our international operations which were divested in January 2015.

December 31, 2014	Domestic	International	Total
		(Millions)
Assets classified as held for sale
Current assets:
Cash and cash equivalents	$—	$29	$29
Accounts receivable	140	25	165
Inventories	15	7	22
Other	3	14	17
Total current assets	158	75	233
Investments	18	134	152
Properties and equipment (successful efforts method of accounting)(a)	7,082	445	7,527
Less—accumulated depreciation, depletion and amortization	(3,513)	(228)	(3,741)
Properties and equipment, net	3,569	217	3,786
Derivative assets	14	—	14
Other noncurrent assets	3	6	9
Total assets classified as held for sale—discontinued operations	$3,762	$432	$4,194
Total assets classified as held for sale—continuing operations (Note 5)	200	—	200
Total assets classified as held for sale on the Consolidated Balance Sheets	$3,962	$432	$4,394

Liabilities associated with assets held for sale
Current liabilities:
Accounts payable	$193	$34	$227
Accrued and other current liabilities	35	23	58
Total current liabilities	228	57	285
Deferred income taxes	—	13	13
Long-term debt	—	2	2
Asset retirement obligations	168	7	175
Other noncurrent liabilities	28	3	31
Total liabilities associated with assets held for sale—discontinued operations	$424	$82	$506
Total liabilities associated with assets held for sale—continuing operations (Note 4)	$2	$—	$2
Total liabilities associated with assets held for sale on the Consolidated Balance Sheets(b)	$426	$82	$508
__________
(a) Domestic includes $45 million impairment in Powder River Basin of the net assets

Schedule of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]
Summarized Results of Discontinued Operations

For the year ended December 31, 2015	Domestic	International	Total
		(Millions)
Total revenues	$577	$15	$592
Costs and expenses:
Lease and facility operating	$99	$4	$103
Gathering, processing and transportation	257	—	257
Taxes other than income	18	3	21
Accrual for contract obligations retained and related accretion	190	—	190
Gas management	1	—	1
Exploration	26	—	26
Depreciation, depletion and amortization	412	—	412
Impairment of assets held for sale	2,324	—	2,324
General and administrative	44	1	45
Other—net	(10)	—	(10)
Total costs and expenses	3,361	8	3,369
Operating income (loss)	(2,784)	7	(2,777)
Investment income and other	5	1	6
Loss on sale of Powder River Basin	(15)	—	(15)
Gain on sale of international assets	—	41	41
Income (loss) from discontinued operations before income taxes	(2,794)	49	(2,745)
Provision (benefit) for income taxes	(1,020)	(3)	(1,023)
Income (loss) from discontinued operations	$(1,774)	$52	$(1,722)

For the year ended December 31, 2014	Domestic	International	Total
		(Millions)
Total revenues	$1,159	$163	$1,322
Costs and expenses:
Lease and facility operating	$142	$37	$179
Gathering, processing and transportation	327	1	328
Taxes other than income	54	28	82
Gas management, including charges for unutilized pipeline capacity	8	—	8
Exploration	72	4	76
Depreciation, depletion and amortization	458	42	500
Impairment of producing properties and costs of acquired unproved reserves	50	—	50
Loss on sale of working interest in the Piceance Basin	196	—	196
General and administrative	51	16	67
Other—net	(1)	12	11
Total costs and expenses	1,357	140	1,497
Operating income (loss)	(198)	23	(175)
Interest capitalized	1	—	1
Investment income and other	6	19	25
Income (loss) from discontinued operations before income taxes	(191)	42	(149)
Provision (benefit) for income taxes(a)	(71)	7	(64)
Income (loss) from discontinued operations	$(120)	$35	$(85)
__________
(a) International income tax provision for 2014 is net of $18 million deferred tax benefit for the excess tax basis in our investment in Apco's stock.

For the year ended December 31, 2013	Domestic	International	Total
		(Millions)
Total revenues	$1,104	$152	$1,256
Costs and expenses:
Lease and facility operating	$162	$37	$199
Gathering, processing and transportation	357	3	360
Taxes other than income	49	24	73
Gas management, including charges for unutilized pipeline capacity	4	—	4
Exploration	7	7	14
Depreciation, depletion and amortization	552	34	586
Impairment of producing properties and costs of acquired unproved reserves	280	3	283
Gain on sale of Powder River Basin deep rights leasehold	(36)	—	(36)
General and administrative	57	14	71
Other—net	5	—	5
Total costs and expenses	1,437	122	1,559
Operating income (loss)	(333)	30	(303)
Interest capitalized	4	—	4
Investment income and other	4	21	25
Income (loss) from discontinued operations before income taxes	(325)	51	(274)
Provision (benefit) for income taxes(a)	(119)	31	(88)
Income (loss) from discontinued operations	$(206)	$20	$(186)

__________
(a) International income tax provision for 2013 includes $10 million of deferred tax expense for the Argentina capital gains tax that was enacted in 2013.